Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for uncollectibles	$ 65,219	$ 66,058
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,670,567	4,624,682
Common stock, share outstanding	4,670,567	4,624,682
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, share outstanding	0	0